Other Expenses	12 Months Ended
Dec. 31, 2019
Other Expenses [Abstract]
OTHER EXPENSES
23.	OTHER EXPENSES

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Advertising and promotion expenses	15,028,164	15,323,838	45,789,035
Litigation fees	3,849,125	22,467,468	25,305,057
Attorney fees	2,904,807	5,983,431	23,748,333
Office and commute expenses	18,769,477	14,425,608	21,835,262
Consulting fees	2,528,958	9,580,602	16,762,953
Entertainment and travelling expenses	14,506,006	14,237,820	10,905,234
Depreciation and amortization	10,804,855	13,299,246	10,917,300
Directors and officers liability insurance	-	-	6,433,824
Communication expenses	2,598,250	2,549,164	2,874,165
Research and development expenses	4,794,998	1,419,878	2,430,338
Others	6,409,916	14,268,602	15,677,035
Total	82,194,556	113,555,657	182,678,536